Deposit Liabilities (Schedule of Maturities For Total Time Deposits) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 31,640
One year or less [Member]
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	15,483
Two years or less [Member]
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	8,709
Three years or less [Member]
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	4,275
Four years or less [Member]
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	2,142
Five years or less [Member]
Schedule Of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 1,031